Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Borrowings

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Non-current:
Long-term bank borrowings
- secured (note (a))	16,401	8,638
- unsecured	11,750	4,526
Guaranteed bonds (note (b))	8,648	9,585
Unsecured bonds (note (b))	13,993	7,996

	50,792	30,745

Current :
Current portion of non-current borrowings
- secured (note (a))	1,910	1,498
- unsecured	211	28
Current portion of guaranteed bonds (note (b))	1,828	3,158
Current portion of unsecured bonds (note (b))	3,436	4,000
Short-term bank borrowings
- unsecured	37,614	21,966
Short-term debentures	—	26,500

	44,999	57,150

	95,791	87,895

The borrowings are repayable as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Within one year	44,999	57,149
In the second year	14,080	5,936
Between third and fifth years, inclusive	15,900	17,680
After the fifth year	20,812	7,130

	95,791	87,895

Notes:
(a) As at December 31, 2021, the secured bank borrowings of the Group were secured by the related aircraft with a net carrying amount of RMB23,129 million (2020: RMB17,515 million) (Note 16).

Summary of Detailed Borrowings from Banks
(b) Detailed borrowings from banks are listed below:

	Issue date	Principal	Notes		Interest rate
Ten-year guaranteed bonds	2013/03/18	RMB4.8 billion	(i	)	5.05%
Ten-year corporate bonds	2016/10/24	RMB1.5 billion	(ii	)	3.03%
Ten-year corporate bonds	2016/10/24	RMB1.5 billion	(ii	)	3.30%
Three-year medium-term bonds	2019/03/05	RMB3 billion	(iii	)	3.70%
Five-year corporate bonds	2019/08/19	RMB3 billion	(iv	)	3.60%
Three-year corporate bonds	2019/12/06	KRW300 billion	(v	)	2.40%
Three-year corporate bonds	2020/04/24	RMB2 billion	(vi	)	2.39%
Ten-year corporate bonds	2021/03/11	RMB3 billion	(vii	)	3.95%
Six-year corporate bonds	2021/03/11	RMB6 billion	(viii	)	3.68%
Five-year credit enhanced bonds	2021/07/15	SGD0.5 billion	(ix	)	2.00%

(i)
On March 18, 2013
, the Company
issued
ten-year
guaranteed
bonds with a principal amount of RMB4.8 billion at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 5.05% per
annum, which is payable annually. The principal of the bonds will mature and become repayable on March 18, 2023
. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (Note 45
(d)).

(ii)
On October 24, 2016
, the Company
issued
ten-year
corporate
bonds with a total principal amount of RMB3 billion, of which bonds of R
MB1.5 billion

bear interest at the rate of 3.03% per annum and the remaining bonds of R
MB1.5 billion bear interest at the rate
of 3.30%
per annum. The bonds interest is payable annually. The principal of the bonds will mature and become repayable on October 24, 2026
. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (Note 45
(d)).

(iii)
On March 5, 2019
, the Company
issued three-year medium-term
bonds with a principal amount of
RMB3 billion
, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.70% per annum
, which is payable annually. The principal of the bonds will mature and become repayable on March 7, 2022
.

(iv)
On August 19, 2019
, the Company
issued five-year corporate
bonds with a total principal amount of
RMB3 billion
. The bonds bear interest at the rate
of 3.60% per
 annum, which is payable annually. The principal of the bonds will mature and become repayable on August 20, 2024
.

(v)
On December 6, 2019
, Eastern Air Overseas
issued three-year corporate
bonds with a principal amount
of KRW300 billion
, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 2.40% per annum
, which is payable annually. The principal of the bonds will mature and become repayable on December 6, 2022
. The Company has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds.

(vi)
On April 24, 2020
, the Company
issued three-year corporate
bonds with a total principal amount of
RMB2 billion
. The bonds bear interest at the rate
of 2.39% per annum
, which is payable annually. The principal of the bonds will mature and become repayable on April 28, 2023
.

(vii)
On March 11, 2021
, the Company
issued
ten-year
corporate

bonds with a principal amount of RMB3 billion. The bonds bear interest at the rate of 3.95% pe
r annum which is payable annually. The principle of the bonds will mature and become repayable on March 12, 2031
.

(viii)
On March 11, 2021
, the Company
issued
six-year
corporate
bonds with a principal amount of RMB6 billion. The bonds bear interest at the rate of 3.68% per
annum which is payable annually. The principle of the bonds will mature and become repayable on March 12, 2027
.

(ix)
On July 15, 2021
, Eastern Air Overseas issued five-year credit enhanced bonds with a principal amount of SGD0.5 billion. The bonds bear interest at the rate of 2.00% per annum which is payable semi-annually. The principle of the bonds will mature and become repayable on July 15, 2026
. The bonds are secured by a standby letter of credit issued by Industrial and Commercial Bank of China Limited Shanghai Municipal Branch.

Long-term borrowings [member]
Statement [Line Items]
Summary of Borrowings
The terms of the long-term borrowings and bonds were summarised as follows:

	Interest rate and final maturities	December 31, 2021 RMB million	December 31, 2020 RMB million
Long-term bank borrowings
RMB denominated	Interest rates ranging from 2.40% to 4.15% with final maturities through 2045 (2020: 2.40% to 4.21%)	28,302	11,651
USD denominated	Interest rates ranging from 6-month LIBOR +0.70% to 6-month LIBOR +0.85% with final maturities through 2022 (2020: 6-month LIBOR +0.70% to 6-month LIBOR +0.85%)	13	375
EUR denominated	Interest rates at 3-month EURLIBOR +0.5% with final maturities through 2026 (2020: 3 months EURLIBOR +0.5%)	1,957	2,664

Guaranteed bonds
RMB denominated	Interest rates ranging from 3.03% to 5.05% with final maturities through 2026 (2020: 3.03% to 5.05%)	6,499	7,798
JPY denominated	Interest rates ranging from 0.33% to 0.64% with final maturities through 2021 (2020: 0.33% to 0.64%)	—	3,158
KRW denominated	Interest rate at 2.40% with final maturities through 2022 (2020: 2.40%)	1,606	1,787
SGD denominated	Interest rate at 2.00% with final maturities through 2026	2,371	—

Unsecured bonds
RMB denominated	Interest rates ranging from 2.39 % to 3.95% with final maturities through 2031 (2020: from 2.39% to 3.70%)	17,429	11,996

		58,177	39,429